RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

12.RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2023, 2024 and 2025:

Name of related parties	Relationship with the group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of an entity controlled by Mr. Zhou(3)
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity ultimately controlled by Mr. Zhou(3)
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”) (2)	Investee of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou(3)
Tianjin Yujie Technology Co., Ltd. (“Yujie”) (1)	Entity controlled by Mr. Zhou(3)
Beijing 360 Shuzhi Technology Co., Ltd. (formerly known as Beijing Hongying Information Technology Co., Ltd.) (“Shuzhi”)	An affiliate of an entity controlled by Mr. Zhou(3)
Beijing 360 Zhiling Technology Co., Ltd. (“Zhiling”)	An affiliate of an entity controlled by Mr. Zhou(3)
Others	Entities controlled by Mr. Zhou or Mr. Zhou has significant influence(3)
(1)	In September 2023, the Company acquired 100% equity interest in Yujie, and Yujie became a consolidated subsidiary of the Company.
(2)	In February 2024, the Company sold the entirety of our equity interest in Hangzhou Qifei to an independent third party.
(3)	In December 2025, Mr. Zhou ceased to be deemed to beneficially own over 10% of the shares of the Company and thus entities associated with him are no longer related parties of the Company.

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2023, 2024 and 2025, services provided by the related parties were RMB356,086, RMB233,407 and RMB292,251, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Brand fees charged by Qihu	94,340	94,340	94,340
Bandwidth service fee charged by Zhiling	—	—	91,657
Referral service fee charged by Kincheng Bank	—	—	52,239
Bandwidth service fee charged by Qihu	117,983	115,134	30,396
Referral service fee charged by Qihu	9,550	9,446	9,441
Rental expenses charged by Shuzhi	11,815	11,613	11,018
Referral service fee charged by Yujie	119,737	—	—
Others	2,661	2,874	3,160
Total	356,086	233,407	292,251

12.RELATED PARTY BALANCES AND TRANSACTIONS – continued

For the years ended December 31, 2023, 2024 and 2025, services provided to the related parties were RMB301,768, RMB61,548 and RMB5,782, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Referral service fee charged from Kincheng Bank	8,601	1,973	—
Loan facilitation services fee charged from Kincheng Bank	65,903	1,074	376
Post-facilitation services fee charged from Kincheng Bank	139,213	25,042	4,127
Revenue from releasing of guarantee liabilities from Kincheng Bank	42,499	15,544	1,013
Others	45,552	17,915	266
Total	301,768	61,548	5,782

As of December 31, 2024 and 2025, amounts due from related parties were RMB8,561 and nil, respectively, and details are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Kincheng Bank	6,268	—
Others	2,293	—
Total	8,561	—

As of December 31, 2024 and 2025, amounts due to related parties were RMB67,495 and nil, respectively, and details are as follows:

	December 31,	December 31,
	2024	2025
	RMB	RMB
Qibutianxia	1,656	—
Qihu	58,405	—
Others	7,434	—
Total	67,495	—

Other than the transactions disclosed above, the Company has held bank deposit with Kincheng Bank which amounted to RMB3,006,400 and RMB3,000,485 and nil as of December 31, 2023, 2024 and 2025, respectively. The related interest income was RMB145,731 and RMB119,341 and RMB53,677 for the years ended December 31, 2023, 2024 and 2025, respectively, and interest receivable as of December 31, 2023, 2024 and 2025 was RMB15,265 and RMB2,721 and nil, respectively.

In September 2023, the Company acquired 100% equity interest in Yujie for nil consideration based on the fair value of the assets acquired and the liabilities assumed. In addition, the Company also acquired the equity interest of certain related parties that engage in wealth management business with a total consideration of RMB81,780, which was fully paid in 2023. Upon the completion of the transactions, the Company consolidated financial statements of such related party entities and recognized goodwill of RMB41,210 in total in the consolidated balance sheets.

In September 2020, the Group acquired 25% equity interest in Hangzhou Qifei from Beijing Qifei with the subscribed capital of RMB50,000 into Hangzhou Qifei. As of December 31, 2023, the Group has fully impaired the investment given the business forecast of the investee. In February 2024, the Group sold the entirety of the equity interest in Hangzhou Qifei to a third party company.